Financial Instruments and Risk Management - Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Capital Risk Management [Abstract]
Net debt	RM 1,166,438	$ 276,886	RM 2,298,706
Total equity	56,133,770	13,324,892	17,384,201	RM 12,140,790	$ 2,573,728	RM 10,218,691
Total capital	RM 57,300,208	$ 13,601,778	RM 19,682,907
Gearing ratio	2.04%	2.04%	11.68%